CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues [Abstract]
Revenue from affiliates	$ 32,846	$ 2,182
Costs and Expenses [Abstract]
Operating and maintenance expenses	8,434	4,848
General and administrative expenses	3,062	797
Depreciation and amortization	1,633	861
Total costs and expenses	13,129	6,506
Income (loss) from operations	19,717	(4,324)
Other Income and Expenses [Abstract]
Interest expense, net and other financing costs	(1,793)	2
Amortization of loan fees	(162)	0
Less: Net loss attributable to Predecessor	17,762	(4,322)
Less: Net loss attributable to Predecessor	1,053	(4,322)
Limited partners' interest in net income attributable to the Partnership	$ 16,709	0
Weighted average limited partner units outstanding:
Cash Distribution Per Unit	$ 0.33
Predecessor [Member]
Revenues [Abstract]
Revenue from affiliates		2,182
Costs and Expenses [Abstract]
Operating and maintenance expenses		4,848
General and administrative expenses		797
Depreciation and amortization		861
Total costs and expenses		6,506
Income (loss) from operations		(4,324)
Other Income and Expenses [Abstract]
Interest expense, net and other financing costs		2
Amortization of loan fees		0
Less: Net loss attributable to Predecessor		$ (4,322)
Common Units [Member]
Net income per limited partner unit:
Common units - basic	0.51
Common units - diluted	$ 0.51
Weighted average limited partner units outstanding:
Common units - basic	17,097,024
Common units - diluted	17,117,261
Subordinated Units [Member]
Net income per limited partner unit:
Subordinated units- basic and diluted	$ 0.51
Weighted average limited partner units outstanding:
Subordinated units- basic and diluted	15,886,553